SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Allowance for credit losses at beginning of period	$ (13,908)	$ (13,354)	$ (15,206)	$ (9,720)
(Increase) decrease to allowance for the period	(1,476)	(990)	(694)	(5,306)
Write-off of credit losses	848	835	1,364	1,517
Reclassifications	(2,228)		(2,228)
Allowance for credit losses at end of period	$ (16,764)	$ (13,509)	$ (16,764)	$ (13,509)